Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of income tax [text block]
13.	Income Taxes

(a)	The provision for income taxes differs from the amounts computed by applying the Canadian statutory rates to the net loss before income taxes due to the following:

	December 31, 2019	December 31, 2018	December 31, 2017
Loss before income taxes	$(3,763,075)	$(3,511,667)	$(5,231,295)
Statutory rate	27.00%	27.00%	26.00%

Expected income tax	(1,016,030)	(948,150)	(1,360,137)
Effect of different tax rates in foreign jurisdictions	(23,478)	(38,010)	9,728
Non-deductible share-based payments	251,942	353,360	700,198
Other permanent items	10,121	2,766	3,360
Change in deferred tax assets not recognized	50,106	151,738	1,921,226
Impact of change in tax rates	-	-	(348,020)
Share issuance costs	(2,638)	(172,294)	(399,602)
True-ups and other	729,977	650,590	(526,753)
Deferred income tax (recovery) expenses	$-	$-	$-

(b)	The Company’s deferred income tax recovery and deferred income tax liability relates to the Mexican income tax and Special Mining Duty (“SMD”) associated with the Tuligtic project. As a consequence of the Company’s spin-out, management has determined that the Company will most likely recover the carrying amount of the Tuligtic property through use rather than through sale. Before the spin-out was planned, it was management’s expectation that the carrying amount of the Tuligtic property would be recovered through sale rather than through use. Given this change in expected manner of recovery, the Company has reflected the tax impacts in the financial statements.

The significant components of deferred income tax assets (liabilities) are as follows:

	December 31, 2019	December 31, 2018

Deferred tax assets
Non-capital losses	$4,132,896	$4,282,555

Deferred tax liabilities
Exploration and evaluation assets	(5,567,778)	(5,717,437)

Net deferred tax liabilities	$(1,434,882)	$(1,434,882)

(c)	Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	December 31, 2019	December 31, 2018

Non-capital loss carry forwards	$20,101,127	$18,758,080
Capital loss carry forwards	23,352,906	24,538,993
Exploration and evaluation assets	8,188,922	8,221,842
Share issue costs	1,035,649	1,554,264
Property, plant and equipment	493,445	483,609
Donations	10,000	-
Investment tax credit	239,849	239,849
	$53,421,898	$53,796,637

At
December 31, 2019,
the Company had operating loss carry forwards available for tax purposes in Canada of
$19,498,082
(
2018
-
$17,858,501
) which expire between
2032
and
2039
and in Mexico of
$14,383,103
(
2018
-
$15,173,872
) which expire between
2022
and
2029.